Consolidated Statements of Changes in Shareholders’ Equity/ (Deficit)		Ordinary shares Class A CNY (¥) shares		Ordinary shares Class A USD ($) shares		Ordinary shares Class B CNY (¥) shares		Ordinary shares Class B USD ($) shares		Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Subscription receivable CNY (¥)	Subscription receivable USD ($)	Statutory reserves CNY (¥)	Statutory reserves USD ($)	(Accumulated deficit)/Retained earnings CNY (¥)	(Accumulated deficit)/Retained earnings USD ($)	Accumulated other comprehensive income (loss) CNY (¥)	Accumulated other comprehensive income (loss) USD ($)	Total Jayud Global Logistics Limited shareholders’ equity CNY (¥)	Total Jayud Global Logistics Limited shareholders’ equity USD ($)	Non-controlling interests CNY (¥)	Non-controlling interests USD ($)	Class A shares	Class B shares	CNY (¥) shares	USD ($) shares
Balance (in Dollars)		¥ 6,880	[1]			¥ 4,087	[1]			¥ 12,831,938				¥ 1,468,823		¥ (8,106,381)		¥ 8,442		¥ 6,213,789		¥ (77,336)				¥ 6,136,453
Balance at Dec. 31, 2020		¥ 6,880	[1]			¥ 4,087	[1]			12,831,938				1,468,823		(8,106,381)		8,442		6,213,789		(77,336)				6,136,453
Balance (in Shares) at Dec. 31, 2020 | shares	[1]	10,790,400		10,790,400		6,409,600		6,409,600
Provision for statutory reserve														979,039		(979,039)
Net income (loss)																10,305,308				10,305,308		(81,640)				10,223,668
Capital injection										400,000										400,000						400,000
Acquisition of non-controlling interest										(41,732)										(41,732)		41,732
Foreign currency translation																		10,158		10,158						10,158
Balance at Dec. 31, 2021		¥ 6,880	[1]			¥ 4,087	[1]			13,190,206				2,447,862		1,219,888		18,600		16,887,523		(117,244)				16,770,279
Balance (in Shares) at Dec. 31, 2021 | shares	[1]	10,790,400		10,790,400		6,409,600		6,409,600
Balance (in Dollars)		¥ 6,880	[1]			¥ 4,087	[1]			13,190,206				2,447,862		1,219,888		18,600		16,887,523		(117,244)				16,770,279
Provision for statutory reserve														2,203,279		(2,203,279)
Issuance of new shares to third party investors		¥ 1,393	[1]				[1]			34,821,607		(34,823,000)
Issuance of new shares to third party investors (in Shares) | shares	[1]	2,000,000		2,000,000
Issuance of new shares to service providers		¥ 557	[1]				[1]													557						557
Issuance of new shares to service providers (in Shares) | shares	[1]	800,000		800,000
Capital injection by non-controlling interest																						200,000				200,000
Dividend distribution																(11,931,000)				(11,931,000)						(11,931,000)
Net income (loss)																3,888,723				3,888,723		(2,510,826)				1,377,897
Capital injection										24,680,000										24,680,000						24,680,000
Foreign currency translation																		(200,146)		(200,146)						(200,146)
Balance at Dec. 31, 2022		¥ 8,830	[1]			¥ 4,087	[1]			72,691,813		(34,823,000)		4,651,141		(9,025,668)		(181,546)		33,325,657		(2,428,070)				¥ 30,897,587
Balance (in Shares) at Dec. 31, 2022 | shares		13,590,400	[1]	13,590,400	[1]	6,409,600	[1]	6,409,600	[1]															13,590,400	6,409,600	6,409,600	6,409,600
Balance (in Dollars)		¥ 8,830	[1]			¥ 4,087	[1]			72,691,813		(34,823,000)		4,651,141		(9,025,668)		(181,546)		33,325,657		(2,428,070)				¥ 30,897,587
Provision for statutory reserve														(4,148,200)		4,148,200
Issuance of new shares - IPO		¥ 957	[1]				[1]			38,309,168										38,310,125						38,310,125
Issuance of new shares - IPO (in Shares) | shares	[1]	1,352,223		1,352,223
Payments to Initial Shareholders										(35,000,000)										(35,000,000)						(35,000,000)
Funds received from share issued in 2022												34,823,000								34,823,000						34,823,000
Transfer of deferred offering cost upon completion of IPO										(15,938,208)										(15,938,208)						(15,938,208)
Issuance of warrant										360,874										360,874						360,874
Capital injection by non-controlling interest																						2,450,000				2,450,000
Net income (loss)																(72,576,740)				(72,576,740)		(7,698,604)				(80,275,344)	$ (11,334,004)
Foreign currency translation																		(1,360,107)		(1,360,107)						(1,360,107)
Balance at Dec. 31, 2023		¥ 9,787	[1]	$ 1,382	[1]	¥ 4,087	[1]	$ 577	[1]	60,423,647	$ 8,531,160			502,941	$ 71,010	(77,454,208)	$ (10,935,689)	(1,541,653)	$ (217,665)	(18,055,399)	$ (2,549,225)	(7,676,674)	$ (1,083,863)			(25,732,073)	(3,633,088)
Balance (in Shares) at Dec. 31, 2023 | shares		14,942,623	[1]	14,942,623	[1]	6,409,600	[1]	6,409,600	[1]															14,942,623	6,409,600
Balance (in Dollars)		¥ 9,787	[1]	$ 1,382	[1]	¥ 4,087	[1]	$ 577	[1]	¥ 60,423,647	$ 8,531,160			¥ 502,941	$ 71,010	¥ (77,454,208)	$ (10,935,689)	¥ (1,541,653)	$ (217,665)	¥ (18,055,399)	$ (2,549,225)	¥ (7,676,674)	$ (1,083,863)			¥ (25,732,073)	$ (3,633,088)

[1]	Ordinary shares, additional paid-in capital and share data have been retroactively restated to give effect to the reverse recapitalization completed on September 6, 2022 (Note 1(b)).